1458083

FORM D

Notice of Exempt Offering of Securities

SEC Mail Processing Section
MAR 02 2009
Washington, DC
104

U.S. Securities and Exchange Commission

Washington, DC 20549

OMB APPROVAL
OMB Number: 3235-0076
Expires: February 28, 2009
Estimated average burden hours per response: 4.00

(See instructions beginning on page 5)

Intentional misstatements or omissions of fact constitute federal criminal violations. See 18 U.S.C. 1001.

Item 1. Issuer's Identity

Name of Issuer: Indoor Direct, Inc.

Jurisdiction of Incorporation/Organization: Delaware

Previous Name(s) ☐ None
4th Screen Media Networks, LP

Entity Type (Select one)
☒ Corporation
☐ Limited Partnership
☐ Limited Liability Company
☐ General Partnership
☐ Business Trust
☐ Other (Specify)

Year of Incorporation/Organization (Select one)
◯ Over Five Years Ago ◉ Within Last Five Years (specify year) 2006 ◯ Yet to Be Formed

(If more than one issuer is filing this notice, check this box ☐ and identify additional issuer(s) by attaching Items 1 and 2 Continuation Page(s).)

Item 2. Principal Place of Business and Contact Information

Street Address 1	Street Address 2
15455 Dallas Parkway, Suite 600	

City	State/Province/Country	ZIP/Postal Code	Phone No.
Addison	TX	75001	972.764.2735

PROCESSED
MAR 13 2009
THOMSON REUTERS

Item 3. Related Persons

Last Name	First Name	Middle Name
Margolin	Fred	

Street Address 1	Street Address 2
10515 Lennox Lane	

City	State/Province/Country	ZIP/Postal Code
Dallas	TX	75229

09004708

Relationship(s): ☒ Executive Officer ☐ Director ☐ Promoter

Clarification of Response (if Necessary):

(Identify additional related persons by checking this box ☒ and attaching Item 3 Continuation Page(s).)

Item 4. Industry Group (Select one)

◯ **Agriculture**

Banking and Financial Services
◯ Commercial Banking
◯ Insurance
◯ Investing
◯ Investment Banking
◯ Pooled Investment Fund

If selecting this industry group, also select one fund type below and answer the question below:
◯ Hedge Fund
◯ Private Equity Fund
◯ Venture Capital Fund
◯ Other Investment Fund

Is the issuer registered as an investment company under the Investment Company Act of 1940? ◯ Yes ◯ No

◯ Other Banking & Financial Services

◯ **Business Services**

Energy
◯ Electric Utilities
◯ Energy Conservation
◯ Coal Mining
◯ Environmental Services
◯ Oil & Gas
◯ Other Energy

Health Care
◯ Biotechnology
◯ Health Insurance
◯ Hospitals & Physcians
◯ Pharmaceuticals
◯ Other Health Care

◯ **Manufacturing**

Real Estate
◯ Commercial
◯ Construction
◯ REITS & Finance
◯ Residential
◯ Other Real Estate

◯ **Retailing**

◯ **Restaurants**

Technology
◯ Computers
◯ Telecommunications
◯ Other Technology

Travel
◯ Airlines & Airports
◯ Lodging & Conventions
◯ Tourism & Travel Services
◯ Other Travel

◉ **Other**

FORM D

U.S. Securities and Exchange Commission

Washington, DC 20549

Item 5. Issuer Size (Select one)

Revenue Range (for issuer not specifying "hedge" or "other investment" fund in Item 4 above)

- (●) No Revenues
- ( ) $1 - $1,000,000
- ( ) $1,000,001 - $5,000,000
- ( ) $5,000,001 - $25,000,000
- ( ) $25,000,001 - $100,000,000
- ( ) Over $100,000,000
- ( ) Decline to Disclose
- ( ) Not Applicable

OR

Aggregate Net Asset Value Range (for issuer specifying "hedge" or "other investment" fund in Item 4 above)

- ( ) No Aggregate Net Asset Value
- ( ) $1 - $5,000,000
- ( ) $5,000,001 - $25,000,000
- ( ) $25,000,001 - $50,000,000
- ( ) $50,000,001 - $100,000,000
- ( ) Over $100,000,000
- ( ) Decline to Disclose
- ( ) Not Applicable

Item 6. Federal Exemptions and Exclusions Claimed (Select all that apply)

- [ ] Rule 504(b)(1) (not (i), (ii) or (iii))
- [ ] Rule 504(b)(1)(i)
- [ ] Rule 504(b)(1)(ii)
- [ ] Rule 504(b)(1)(iii)
- [ ] Rule 505
- [X] Rule 506
- [ ] Securities Act Section 4(6)

Investment Company Act Section 3(c)

- [ ] Section 3(c)(1)
- [ ] Section 3(c)(2)
- [ ] Section 3(c)(3)
- [ ] Section 3(c)(4)
- [ ] Section 3(c)(5)
- [ ] Section 3(c)(6)
- [ ] Section 3(c)(7)
- [ ] Section 3(c)(9)
- [ ] Section 3(c)(10)
- [ ] Section 3(c)(11)
- [ ] Section 3(c)(12)
- [ ] Section 3(c)(13)
- [ ] Section 3(c)(14)

Item 7. Type of Filing

(●) New Notice **OR** ( ) Amendment

Date of First Sale in this Offering: 2/13/2009 **OR** [ ] First Sale Yet to Occur

Item 8. Duration of Offering

Does the issuer intend this offering to last more than one year? [ ] Yes [X] No

Item 9. Type(s) of Securities Offered (Select all that apply)

- [X] Equity
- [ ] Debt
- [ ] Option, Warrant or Other Right to Acquire Another Security
- [ ] Security to be Acquired Upon Exercise of Option, Warrant or Other Right to Acquire Security
- [ ] Pooled Investment Fund Interests
- [ ] Tenant-in-Common Securities
- [ ] Mineral Property Securities
- [ ] Other (Describe)

Item 10. Business Combination Transaction

Is this offering being made in connection with a business combination transaction, such as a merger, acquisition or exchange offer? [ ] Yes [X] No

Clarification of Response (if Necessary)

Item 11. Minimum Investment

Minimum investment accepted from any outside investor $ 500,000.00

Item 12. Sales Compensation

Recipient: Challenger Capital Group, Ltd.

Recipient CRD Number: 131992 ☐ No CRD Number

(Associated) Broker or Dealer: ☐ None

(Associated) Broker or Dealer CRD Number: ☐ No CRD Number

Street Address 1: 3100 Trammell Crow Center

Street Address 2: 2001 Ross Avenue

City: Dallas

State/Province/Country: TX

ZIP/Postal Code: 75201

States of Solicitation ☐ All States

☐ AL ☐ AK ☐ AZ ☐ AR ☐ CA ☐ CO ☐ CT ☐ DE ☐ DC ☐ FL ☐ GA ☐ HI ☐ ID
☐ IL ☐ IN ☐ IA ☐ KS ☐ KY ☐ LA ☐ ME ☒ MD ☐ MA ☐ MI ☐ MN ☐ MS ☐ MO
☐ MT ☐ NE ☐ NV ☐ NH ☒ NJ ☐ NM ☒ NY ☐ NC ☐ ND ☐ OH ☐ OK ☐ OR ☐ PA
☐ RI ☐ SC ☐ SD ☐ TN ☐ TX ☐ UT ☐ VT ☐ VA ☐ WA ☐ WV ☐ WI ☐ WY ☐ PR

(Identify additional person(s) being paid compensation by checking this box ☐ and attaching Item 12 Continuation Page(s).)

Item 13. Offering and Sales Amounts

(a) Total Offering Amount $ 22,500,000.00 OR ☐ Indefinite

(b) Total Amount Sold $ 7,750,000.00

(c) Total Remaining to be Sold (Subtract (a) from (b)) $ 14,750,000.00 OR ☐ Indefinite

Clarification of Response (if Necessary)

Item 14. Investors

Check this box ☐ if securities in the offering have been or may be sold to persons who do not qualify as accredited investors, and enter the number of such non-accredited investors who already have invested in the offering:

Enter the total number of investors who already have invested in the offering: 4

Item 15. Sales Commissions and Finders' Fees Expenses

Provide separately the amounts of sales commissions and finders' fees expenses, if any. If an amount is not known, provide an estimate and check the box next to the amount.

Sales Commissions $ 1,100,000.00 ☒ Estimate

Finders' Fees $ ☐ Estimate

Clarification of Response (if Necessary)

FORM D

U.S. Securities and Exchange Commission

Washington, DC 20549

Item 16. Use of Proceeds

Provide the amount of the gross proceeds of the offering that has been or is proposed to be used for payments to any of the persons required to be named as executive officers, directors or promoters in response to Item 3 above. If the amount is unknown, provide an estimate and check the box next to the amount.

$ 580,000.00 [X] Estimate

Clarification of Response (if Necessary)

1 year of executive officer salaries may be paid out of proceeds since company is not currently generating sufficient revenue

Signature and Submission

Please verify the information you have entered and review the Terms of Submission below before signing and submitting this notice.

Terms of Submission. In Submitting this notice, each identified issuer is:

Notifying the SEC and/or each State in which this notice is filed of the offering of securities described and undertaking to furnish them, upon written request, in accordance with applicable law, the information furnished to offerees.*

Irrevocably appointing each of the Secretary of the SEC and the Securities Administrator or other legally designated officer of the State in which the issuer maintains its principal place of business and any State in which this notice is filed, as its agents for service of process, and agreeing that these persons may accept service on its behalf, of any notice, process or pleading, and further agreeing that such service may be made by registered or certified mail, in any Federal or state action, administrative proceeding, or arbitration brought against the issuer in any place subject to the jurisdiction of the United States, if the action, proceeding or arbitration (a) arises out of any activity in connection with the offering of securities that is the subject of this notice, and (b) is founded, directly or indirectly, upon the provisions of: (i) the Securities Act of 1933, the Securities Exchange Act of 1934, the Trust Indenture Act of 1939, the Investment Company Act of 1940, or the Investment Advisers Act of 1940, or any rule or regulation under any of these statutes; or (ii) the laws of the State in which the issuer maintains its principal place of business or any State in which this notice is filed.

Certifying that, if the issuer is claiming a Rule 505 exemption, the issuer is not disqualified from relying on Rule 505 for one of the reasons stated in Rule 505(b)(2)(iii).

* This undertaking does not affect any limits Section 102(a) of the National Securities Markets Improvement Act of 1996 ("NSMIA") [Pub. L. No. 104-290, 110 Stat. 3416 (Oct. 11, 1996)] imposes on the ability of States to require information. As a result, if the securities that are the subject of this Form D are "covered securities" for purposes of NSMIA, whether in all instances or due to the nature of the offering that is the subject of this Form D, States cannot routinely require offering materials under this undertaking or otherwise and can require offering materials only to the extent NSMIA permits them to do so under NSMIA's preservation of their anti-fraud authority.

Each identified issuer has read this notice, knows the contents to be true, and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person. (Check this box [ ] and attach Signature Continuation Pages for signatures of issuers identified in Item 1 above but not represented by signer below.)

Issuer(s): Indoor Direct, Inc.	Name of Signer: Fred Margolin
Signature: [signature]	Title: Chief Executive Officer
Number of continuation pages attached: 1	Date: 2/25/09

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB number.

FORM D

U.S. Securities and Exchange Commission

Washington, DC 20549

Items 1 and 2 Continuation Page

Item 1 and 2. Issuer's Identity and Contact Information (Continued)

Name of Issuer

Previous Name(s) ☐ None

Entity Type (Select one)

- ◯ Corporation
- ◯ Limited Partnership
- ◯ Limited Liability Company
- ◯ General Partnership
- ◯ Business Trust
- ◯ Other (Specify)

Jurisdiction of Incorporation/Organization

Year of Incorporation/Organization (Select one)

◯ Over Five Years Ago ◯ Within Last Five Years (specify year) ◯ Yet to Be Formed

At your option, supply separate contact information for this issuer:

Street Address 1 | Street Address 2

City | State/Province/Country | ZIP/Postal Code | Phone No.

Name of Issuer

Previous Name(s) ☐ None

Entity Type (Select one)

- ◯ Corporation
- ◯ Limited Partnership
- ◯ Limited Liability Company
- ◯ General Partnership
- ◯ Business Trust
- ◯ Other (Specify)

Jurisdiction of Incorporation/Organization

Year of Incorporation/Organization (Select one)

◯ Over Five Years Ago ◯ Within Last Five Years (specify year) ◯ Yet to Be Formed

At your option, supply separate contact information for this issuer:

Street Address 1 | Street Address 2

City | State/Province/Country | ZIP/Postal Code | Phone No.

Name of Issuer

Previous Name(s) ☐ None

Entity Type (Select one)

- ◯ Corporation
- ◯ Limited Partnership
- ◯ Limited Liability Company
- ◯ General Partnership
- ◯ Business Trust
- ◯ Other (Specify)

Jurisdiction of Incorporation/Organization

Year of Incorporation/Organization (Select one)

◯ Over Five Years Ago ◯ Within Last Five Years (specify year) ◯ Yet to Be Formed

At your option, supply separate contact information for this issuer:

Street Address 1 | Street Address 2

City | State/Province/Country | ZIP/Postal Code | Phone No.

(Copy and use additional copies of this page as necessary.)

FORM D

U.S. Securities and Exchange Commission

Washington, DC 20549

Item 3 Continuation Page

Item 3. Related Persons (Continued)

Last Name: Myers
First Name: William
Middle Name:
Street Address 1: 7124 Blackwood Drive
Street Address 2:
City: Dallas
State/Province/Country: TX
ZIP/Postal Code: 75231
Relationship(s): [X] Executive Officer [ ] Director [ ] Promoter
Clarification of Response (if Necessary):

Last Name: Winton
First Name: Michael
Middle Name:
Street Address 1: 2605 Rutgers Court
Street Address 2:
City: Plano
State/Province/Country: TX
ZIP/Postal Code: 75093
Relationship(s): [X] Executive Officer [ ] Director [ ] Promoter
Clarification of Response (if Necessary):

Last Name:
First Name:
Middle Name:
Street Address 1:
Street Address 2:
City:
State/Province/Country:
ZIP/Postal Code:
Relationship(s): [ ] Executive Officer [ ] Director [ ] Promoter
Clarification of Response (if Necessary):

Last Name:
First Name:
Middle Name:
Street Address 1:
Street Address 2:
City:
State/Province/Country:
ZIP/Postal Code:
Relationship(s): [ ] Executive Officer [ ] Director [ ] Promoter
Clarification of Response (if Necessary):

(Copy and use additional copies of this page as necessary.)

FORM D

U.S. Securities and Exchange Commission

Washington, DC 20549

Item 12 Continuation Page

Item 12. Sales Compensation (Continued)

Recipient

Recipient CRD Number

☐ No CRD Number

(Associated) Broker or Dealer ☐ None

(Associated) Broker or Dealer CRD Number

☐ No CRD Number

Street Address 1

Street Address 2

City

State/Province/Country

ZIP/Postal Code

States of Solicitation ☐ All States

☐ AL	☐ AK	☐ AZ	☐ AR	☐ CA	☐ CO	☐ CT	☐ DE	☐ DC	☐ FL	☐ GA	☐ HI	☐ ID
☐ IL	☐ IN	☐ IA	☐ KS	☐ KY	☐ LA	☐ ME	☐ MD	☐ MA	☐ MI	☐ MN	☐ MS	☐ MO
☐ MT	☐ NE	☐ NV	☐ NH	☐ NJ	☐ NM	☐ NY	☐ NC	☐ ND	☐ OH	☐ OK	☐ OR	☐ PA
☐ RI	☐ SC	☐ SD	☐ TN	☐ TX	☐ UT	☐ VT	☐ VA	☐ WA	☐ WV	☐ WI	☐ WY	☐ PR

Recipient

Recipient CRD Number

☐ No CRD Number

(Associated) Broker or Dealer ☐ None

(Associated) Broker or Dealer CRD Number

☐ No CRD Number

Street Address 1

Street Address 2

City

State/Province/Country

ZIP/Postal Code

States of Solicitation ☐ All States

☐ AL	☐ AK	☐ AZ	☐ AR	☐ CA	☐ CO	☐ CT	☐ DE	☐ DC	☐ FL	☐ GA	☐ HI	☐ ID
☐ IL	☐ IN	☐ IA	☐ KS	☐ KY	☐ LA	☐ ME	☐ MD	☐ MA	☐ MI	☐ MN	☐ MS	☐ MO
☐ MT	☐ NE	☐ NV	☐ NH	☐ NJ	☐ NM	☐ NY	☐ NC	☐ ND	☐ OH	☐ OK	☐ OR	☐ PA
☐ RI	☐ SC	☐ SD	☐ TN	☐ TX	☐ UT	☐ VT	☐ VA	☐ WA	☐ WV	☐ WI	☐ WY	☐ PR

(Copy and use additional copies of this page as necessary.)

FORM D

U.S. Securities and Exchange Commission
Washington, DC 20549

Signature Continuation Page

Signature and Submission

The undersigned is the duly authorized representative of the issuer(s), identied in the field beside the individual's name below.

Issuer

Name of Signer

Signature

Title

Date

Issuer

Name of Signer

Signature

Title

Date

Issuer

Name of Signer

Signature

Title

Date

Issuer

Name of Signer

Signature

Title

Date

(Copy and use additional copies of this page as necessary.)

END